Summary of Significant Accounting Policies - Additional Information (Detail)	Mar. 11, 2021 USD ($) shares
Cash equivalents	$ 0
Federal depository insurance coverage	250,000
Unrecognized tax benefits	0
Unrecognized tax benefits, accrued interest and penalties	0
Cash held in Trust Account	$ 320,000,000
Class A ordinary shares subject to possible redemption
Class A Common stock,subject to possible redemption, shares | shares	32,000,000